Business Combination - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 05, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Purchase consideration		$ 0	$ 0	$ 750
Bargain purchase price		0	$ 0	$ 2,670
Sustain LLC [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 1,100
Purchase consideration in cash	$ 800
Aggregate fair value		4,000
Assumed liabilities		200
Identifiable net assets		3,800
Bargain purchase price		$ 2,700
Purchase consideration in stocks	140,421